                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07119

Morgan Stanley Global Utilities Fund
                 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 2003

                                                 MSCI WORLD     LIPPER UTILITY
 CLASS A     CLASS B     CLASS C     CLASS D       INDEX(1)     FUNDS INDEX(2)
  12.83%      12.39%      12.30%      12.92%         21.56%            15.97%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six months ended August 31, 2003, were a very positive period for global equities. The coalition's war with Iraq developed speedily, and there were signs of improving economies, particularly in the United States. Global equity markets rallied sharply from their mid-March lows to end the period with solid gains. The strongest-performing segments of the market in the rally were generally the more-aggressive and lower-quality sectors and securities that had lagged in the bear market.

In line with their generally defensive nature, global utilities stocks improved during the six months but lagged the rising broader markets. A particularly positive factor for U.S. dividend-paying utilities and telecommunications stocks was the reduction of the federal income tax rate on dividends. While the U.S. dollar was weak in the early part of this six months, it strengthened against most foreign currencies later as a result of the strengthening U.S. economy.

PERFORMANCE ANALYSIS

Performance within the utilities sector reflected broader market trends in that lower-quality stocks tended to outperform, in both utilities/ telecommunications and other industries. Its focus on relatively high-quality companies caused the Fund to lag in the rally's more-aggressive environment. During this period we increased the Fund's exposure to more growth-oriented equities, including selected telecommunications and power stocks, in order to participate in the improving performance of these companies. We also trimmed the Fund's foreign holdings, out of concern over the potential impact of the strengthening dollar on non-U.S. stocks.

   TOP 10 HOLDINGS
   Cinergy                                              4.3%
   Entergy                                              4.0
   FPL Group                                            4.0
   Dominion Resources                                   4.0
   Energy East                                          3.7
   Southern Co.                                         3.7
   BellSouth                                            3.7
   Keyspan                                              3.6
   Ameren                                               3.5
   Exelon                                               3.5

   LARGEST COUNTRIES
   U.S.A.                                              75.2%
   Canada                                               6.0
   United Kingdom                                       5.5
   Germany                                              4.2
   Australia                                            1.8

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisor services.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY.

2. A COMPANY WILL BE CONSIDERED PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY.

3. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS:
   TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY COMPANIES, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2003

                             CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                                    07/28/97                 05/31/94                 07/28/97                  07/28/97
   SYMBOL                             GUTAX                     GUTBX                    GUTCX                    GUTDX
   1 YEAR                              3.94%(3)                  3.12%(3)                 3.17%(3)                 4.15%(3)
                                      (1.52)(4)                 (1.88)(4)                 2.17(4)
   5 YEARS                             1.14(3)                   0.41(3)                  0.42(3)                  1.40(3)
                                       0.05(4)                   0.15(4)                  0.42(4)
   SINCE INCEPTION                     4.07(3)                   6.61(3)                  3.32(3)                  4.35(3)
                                       3.16(4)                   6.61(4)                  3.32(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED)


 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (93.8%)
              Australia (1.8%)
              Energy
  815,300     Australian Gas Light
               Company Ltd. ...........  $  5,678,522
                                         ------------
              Canada (6.0%)
              Energy
  252,000     Enbridge Inc. ...........     9,283,157
                                         ------------
              Telecommunications
  441,800     BCE Inc. ................     9,573,715
                                         ------------
              Total Canada.............    18,856,872
                                         ------------
              Germany (4.2%)
              Electric Utilities
  148,300     E. ON AG.................     7,671,549
  206,600     RWE AG...................     5,566,072
                                         ------------
              Total Germany............    13,237,621
                                         ------------
              Spain (1.1%)
              Telecommunications
  277,700     Telefonica S.A.*.........     3,269,578
                                         ------------
              United Kingdom (5.5%)
              Energy
2,373,900     Centrica PLC.............     6,647,991
                                         ------------
              Telecommunications
  580,900     Vodafone Group PLC
               (ADR)...................    10,630,470
                                         ------------
              Total United Kingdom.....    17,278,461
                                         ------------
              United States (75.2%)
              Electric Utilities
  261,700     Ameren Corp. ............    11,122,250
  396,900     Cinergy Corp. ...........    13,581,918
  275,400     Consolidated Edison,
               Inc. ...................    10,886,562
  300,000     Constellation Energy
               Group, Inc. ............    10,917,000
  205,900     Dominion Resources,
               Inc. ...................    12,473,422


 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
  140,600     DTE Energy Co. ..........  $  4,908,346
  537,500     Energy East Corp. .......    11,604,625
  242,300     Entergy Corp. ...........    12,708,635
  188,000     Exelon Corp. ............    11,073,200
  205,000     FPL Group, Inc. .........    12,681,300
   85,000     PG&E Corp.*..............     1,884,450
  186,500     PPL Corp. ...............     7,398,455
  244,600     Public Service Enterprise
               Group, Inc. ............    10,356,364
  323,900     Puget Energy, Inc. ......     7,061,020
  293,900     SCANA Corp. .............     9,992,600
  408,900     Southern Co. (The).......    11,604,582
                                         ------------
                                          160,254,729
                                         ------------
              Energy
  172,200     AGL Resources, Inc. .....     4,792,326
  339,300     KeySpan Corp. ...........    11,451,375
  353,600     NiSource Inc. ...........     6,838,624
                                         ------------
                                           23,082,325
                                         ------------
              Telecommunications
  115,000     ALLTEL Corp. ............     5,267,000
  852,100     AT&T Wireless Services
               Inc.*...................     7,345,102
  460,000     BellSouth Corp. .........    11,592,000
  115,000     CenturyTel, Inc. ........     3,997,400
  106,680     Comcast Corp. (Class
               A)*.....................     3,173,730
   50,700     Cox Communications, Inc.
               (Class A)*..............     1,658,904
  430,000     SBC Communications,
               Inc. ...................     9,670,700
  280,100     Verizon Communications
               Inc. ...................     9,893,132
                                         ------------
                                           52,597,968
                                         ------------
              Total United States......   235,935,022
                                         ------------
              Total Common Stocks
              (Cost $280,182,705)......   294,256,076
                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (5.8%)
              Repurchase Agreement
  $18,124     Joint repurchase
               agreement account 1.05%
               due 09/02/03 (dated
               08/29/03; proceeds
               $18,126,114) (a)
               (Cost $18,124,000)......  $ 18,124,000
                                         ------------

Total Investments
(Cost $298,306,705) (b).....    99.6%     312,380,076
Other Assets in Excess of
Liabilities.................     0.4        1,276,998
                               -----     ------------
Net Assets..................   100.0%    $313,657,074
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $31,621,807 and the aggregate gross unrealized depreciation is $17,548,436, resulting in net unrealized appreciation of $14,073,371.

SUMMARY OF INVESTMENTS

                                               PERCENT OF
INDUSTRY                           VALUE       NET ASSETS
---------------------------------------------------------
Electric Utilities...........  $173,492,350       55.3%
Energy.......................    44,691,995       14.2
Repurchase Agreement.........    18,124,000        5.8
Telecommunications...........    76,071,731       24.3
                               ------------       ----
                               $312,380,076       99.6%
                               ============       ====

                       See Notes to Financial Statements
 6

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $298,306,705).......................................   $312,380,076
Receivable for:
    Investments sold........................................      1,434,968
    Dividends...............................................        913,136
    Foreign withholding taxes reclaimed.....................        203,823
    Shares of beneficial interest sold......................         81,683
Prepaid expenses and other assets...........................         34,769
                                                              -------------
    Total Assets............................................    315,048,455
                                                              -------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................        453,049
    Investments purchased...................................        391,913
    Distribution fee........................................        263,164
    Investment management fee...............................        173,853
Accrued expenses and other payables.........................        109,402
                                                              -------------
    Total Liabilities.......................................      1,391,381
                                                              -------------
    Net Assets..............................................   $313,657,074
                                                              =============
Composition of Net Assets:
Paid-in-capital.............................................   $427,349,722
Net unrealized appreciation.................................     14,087,699
Accumulated undistributed net investment income.............      3,626,511
Accumulated net realized loss...............................   (131,406,858)
                                                              -------------
    Net Assets..............................................   $313,657,074
                                                              =============
Class A Shares:
Net Assets..................................................     $4,755,367
Shares Outstanding (unlimited authorized, $.01 par value)...        451,294
    Net Asset Value Per Share...............................         $10.54
                                                              =============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......         $11.12
                                                              =============
Class B Shares:
Net Assets..................................................   $301,765,098
Shares Outstanding (unlimited authorized, $.01 par value)...     28,554,218
    Net Asset Value Per Share...............................         $10.57
                                                              =============
Class C Shares:
Net Assets..................................................     $5,579,662
Shares Outstanding (unlimited authorized, $.01 par value)...        532,965
    Net Asset Value Per Share...............................         $10.47
                                                              =============
Class D Shares:
Net Assets..................................................     $1,556,947
Shares Outstanding (unlimited authorized, $.01 par value)...        147,622
    Net Asset Value Per Share...............................         $10.55
                                                              =============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2003 (unaudited)

Net Investment Income:
Income
Dividends (net of $208,131 foreign withholding tax).........  $ 6,689,682
Interest....................................................       97,141
                                                              -----------
    Total Income............................................    6,786,823
                                                              -----------
Expenses
Distribution fee (Class A shares)...........................        5,802
Distribution fee (Class B shares)...........................    1,579,873
Distribution fee (Class C shares)...........................       28,827
Investment management fee...................................    1,065,495
Transfer agent fees and expenses............................      350,186
Shareholder reports and notices.............................       42,598
Professional fees...........................................       32,503
Registration fees...........................................       23,268
Custodian fees..............................................       15,773
Trustees' fees and expenses.................................        6,807
Other.......................................................        9,169
                                                              -----------
    Total Expenses..........................................    3,160,301
                                                              -----------
    Net Investment Income...................................    3,626,522
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
  Investments...............................................    7,858,395
  Foreign exchange transactions.............................         (488)
                                                              -----------
    Net Realized Gain.......................................    7,857,907
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
  Investments...............................................   26,507,726
  Translation of other assets and liabilities denominated in
    foreign currencies......................................      (21,781)
                                                              -----------
    Net Appreciation........................................   26,485,945
                                                              -----------
    Net Gain................................................   34,343,852
                                                              -----------
Net Increase................................................  $37,970,374
                                                              ===========

                       See Notes to Financial Statements
 8

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2003   FEBRUARY 28, 2003
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  3,626,522       $   9,507,845
Net realized gain (loss)....................................      7,857,907         (86,890,416)
Net change in unrealized appreciation/depreciation..........     26,485,945         (23,704,308)
                                                               ------------       -------------
    Net Increase (Decrease).................................     37,970,374        (101,086,879)
                                                               ------------       -------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (182,402)           (203,097)
Class B shares..............................................     (9,102,987)         (9,693,522)
Class C shares..............................................       (175,267)           (186,203)
Class D shares..............................................        (60,665)            (70,941)
                                                               ------------       -------------
    Total Dividends.........................................     (9,521,321)        (10,153,763)
                                                               ------------       -------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (32,606,803)       (152,692,577)
                                                               ------------       -------------
    Net Decrease............................................     (4,157,750)       (263,933,219)
Net Assets:
Beginning of period.........................................    317,814,824         581,748,043
                                                               ------------       -------------
End of Period
(Including accumulated undistributed net investment income
of $3,626,511 and $9,521,310, respectively).................   $313,657,074       $ 317,814,824
                                                               ============       =============

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund seeks to achieve its objective by investing in equity and fixed income securities of issuers worldwide, which are primarily engaged in the utilities industry. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $500 million; 0.625% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.60% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.575% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,417,983 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $132,140 and $167, respectively and received $21,285 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $29,245,225 and $71,441,181, respectively.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

For the six months ended August 31, 2003, the Fund incurred brokerage commissions of $22,714 with Morgan Stanley & Co. Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $27,000.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                            FOR THE SIX                 FOR THE YEAR
                                                           MONTHS ENDED                     ENDED
                                                          AUGUST 31, 2003             FEBRUARY 28, 2003
                                                     -------------------------   ---------------------------
                                                            (unaudited)
                                                       SHARES        AMOUNT        SHARES         AMOUNT
                                                     ----------   ------------   -----------   -------------
CLASS A SHARES
Sold...............................................      60,441   $    652,672        71,591   $     811,409
Reinvestment of dividends..........................      12,577        138,350        13,962         162,659
Redeemed...........................................     (73,800)      (764,474)     (252,576)     (2,822,338)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class A..................        (782)        26,548      (167,023)     (1,848,270)
                                                     ----------   ------------   -----------   -------------
CLASS B SHARES
Sold...............................................     441,455      4,665,519     1,113,955      12,401,588
Reinvestment of dividends..........................     706,639      7,808,361       719,502       8,396,588
Redeemed...........................................  (4,282,073)   (44,782,195)  (15,503,437)   (169,176,749)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class B.............................  (3,133,979)   (32,308,315)  (13,669,980)   (148,378,573)
                                                     ----------   ------------   -----------   -------------
CLASS C SHARES
Sold...............................................      23,786        249,589        63,651         682,797
Reinvestment of dividends..........................      14,518        158,968        14,970         173,348
Redeemed...........................................     (78,640)      (814,001)     (265,665)     (2,857,946)
                                                     ----------   ------------   -----------   -------------
Net decrease - Class C.............................     (40,336)      (405,444)     (187,044)     (2,001,801)
                                                     ----------   ------------   -----------   -------------
CLASS D SHARES
Sold...............................................      25,830        275,550        49,806         557,019
Reinvestment of dividends..........................       4,910         54,061         5,558          64,802
Redeemed...........................................     (24,062)      (249,203)      (98,541)     (1,085,754)
                                                     ----------   ------------   -----------   -------------
Net increase (decrease) - Class D..................       6,678         80,408       (43,177)       (463,933)
                                                     ----------   ------------   -----------   -------------
Net decrease in Fund...............................  (3,168,419)  $(32,606,803)  (14,067,224)  $(152,692,577)
                                                     ==========   ============   ===========   =============

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2003, the Fund had a net capital loss carryforward of $118,833,345 of which $40,996,456 will expire on February 28, 2010 and $77,836,889 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7. Purposes Of And Risks Relating To Certain Financial Instruments

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2003, there were no outstanding forward contracts.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX                     FOR THE YEAR ENDED FEBRUARY 28,
                                                MONTHS ENDED        ---------------------------------------------------------
                                               AUGUST 31, 2003       2003         2002        2001         2000*        1999
                                               ---------------      -------      ------      -------      -------      ------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $ 9.70            $12.47      $16.51       $20.02       $17.16      $15.10
                                                   ------            ------      ------       ------       ------      ------

Income (loss) from investment operations:
    Net investment income++..................        0.15              0.32        0.31         0.29         0.23        0.21
    Net realized and unrealized gain
    (loss)...................................        1.11             (2.73)      (3.91)       (1.22)        4.78        4.02
                                                   ------            ------      ------       ------       ------      ------

Total income (loss) from investment
 operations..................................        1.26             (2.41)      (3.60)       (0.93)        5.01        4.23
                                                   ------            ------      ------       ------       ------      ------

Less dividends and distributions from:
    Net investment income....................       (0.42)            (0.36)      (0.08)       (0.26)       (0.20)      (0.21)
    Net realized gain........................          --                --       (0.36)       (2.32)       (1.95)      (1.96)
                                                   ------            ------      ------       ------       ------      ------

Total dividends and distributions............       (0.42)            (0.36)      (0.44)       (2.58)       (2.15)      (2.17)
                                                   ------            ------      ------       ------       ------      ------

Net asset value, end of period...............      $10.54            $ 9.70      $12.47       $16.51       $20.02      $17.16
                                                   ======            ======      ======       ======       ======      ======

Total Return+................................       12.83%(1)        (19.79)%    (22.21)%      (5.05)%      30.68%      28.37%

Ratios to Average Net Assets(3):
Expenses.....................................        1.19%(2)          1.15%       1.06%        1.00%        1.06%       1.10%

Net investment income........................        2.94%(2)          2.91%       2.06%        1.54%        1.25%       1.30%

Supplemental Data:
Net assets, end of period, in thousands......      $4,755            $4,387      $7,723      $16,970      $13,313      $4,892

Portfolio turnover rate......................          10%(1)            18%         19%          31%          52%         40%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 16

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                        FOR THE YEAR ENDED FEBRUARY 28,
                                       MONTHS ENDED        ----------------------------------------------------------------
                                      AUGUST 31, 2003        2003          2002          2001         2000*          1999
                                      ---------------      --------      --------      --------      --------      --------
                                        (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.............................       $ 9.67            $12.40        $16.50        $20.01        $17.15        $15.09
                                           ------            ------        ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income++.........         0.12              0.24          0.20          0.15          0.11          0.12
    Net realized and unrealized gain
    (loss)..........................         1.09             (2.73)        (3.89)        (1.22)         4.78          4.01
                                           ------            ------        ------        ------        ------        ------

Total income (loss) from investment
 operations.........................         1.21             (2.49)        (3.69)        (1.07)         4.89          4.13
                                           ------            ------        ------        ------        ------        ------

Less dividends and distributions
 from:
    Net investment income...........        (0.31)            (0.24)        (0.05)        (0.12)        (0.08)        (0.11)
    Net realized gain...............      --                  --            (0.36)        (2.32)        (1.95)        (1.96)
                                           ------            ------        ------        ------        ------        ------

Total dividends and distributions...        (0.31)            (0.24)        (0.41)        (2.44)        (2.03)        (2.07)
                                           ------            ------        ------        ------        ------        ------

Net asset value, end of period......       $10.57            $ 9.67        $12.40        $16.50        $20.01        $17.15
                                           ======            ======        ======        ======        ======        ======

Total Return+.......................        12.39%(1)        (20.43)%      (22.75)%       (5.76)%       29.81%        27.60%

Ratios to Average Net Assets(3):
Expenses............................         1.94%(2)          1.90%         1.82%         1.74%         1.74%         1.71%

Net investment income...............         2.19%(2)          2.16%         1.30%         0.80%         0.57%         0.69%

Supplemental Data:
Net assets, end of period, in
 thousands..........................     $301,765          $306,554      $562,343      $914,995      $944,600      $540,820

Portfolio turnover rate.............           10%(1)            18%           19%           31%           52%           40%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                 FOR THE SIX                     FOR THE YEAR ENDED FEBRUARY 28,
                                                MONTHS ENDED        ---------------------------------------------------------
                                               AUGUST 31, 2003       2003         2002        2001         2000*        1999
                                               ---------------      -------      ------      -------      -------      ------
                                                 (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.........      $ 9.60            $12.33      $16.38       $19.90       $17.08      $15.07
                                                   ------            ------      ------       ------       ------      ------

Income (loss) from investment operations:
    Net investment income++..................        0.11              0.24        0.22         0.14         0.09        0.07
    Net realized and unrealized gain
    (loss)...................................        1.09             (2.70)      (3.85)       (1.21)        4.76        4.02
                                                   ------            ------      ------       ------       ------      ------

Total income (loss) from investment
 operations..................................        1.20             (2.46)      (3.63)       (1.07)        4.85        4.09
                                                   ------            ------      ------       ------       ------      ------

Less dividends and distributions from:
    Net investment income....................       (0.33)            (0.27)      (0.06)       (0.13)       (0.08)      (0.12)
    Net realized gain........................      --                 --          (0.36)       (2.32)       (1.95)      (1.96)
                                                   ------            ------      ------       ------       ------      ------

Total dividends and distributions............       (0.33)            (0.27)      (0.42)       (2.45)       (2.03)      (2.08)
                                                   ------            ------      ------       ------       ------      ------

Net asset value, end of period...............      $10.47            $ 9.60      $12.33       $16.38       $19.90      $17.08
                                                   ======            ======      ======       ======       ======      ======

Total Return+................................       12.30%(1)        (20.15)%    (22.78)%      (5.81)%      29.73%      27.36%

Ratios to Average Net Assets(3):
Expenses.....................................        1.94%(2)          1.87%       1.67%        1.78%        1.81%       1.85%
Net investment income........................        2.19%(2)          2.19%       1.45%        0.76%        0.50%       0.55%

Supplemental Data:
Net assets, end of period, in thousands......      $5,580            $5,502      $9,374      $15,266      $10,156      $3,386

Portfolio turnover rate......................          10%(1)            18%         19%          31%          52%         40%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 18

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                    FOR THE YEAR ENDED FEBRUARY 28,
                                                 MONTHS ENDED        --------------------------------------------------------
                                                AUGUST 31, 2003       2003         2002         2001       2000*        1999
                                                ---------------      -------      -------      ------      ------      ------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period..........      $ 9.73            $12.53       $16.54      $20.06      $17.18      $15.11
                                                    ------            ------       ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++...................        0.17              0.35         0.35        0.29        0.32        0.25
    Net realized and unrealized gain (loss)...        1.11             (2.73)       (3.91)      (1.18)       4.76        4.03
                                                    ------            ------       ------      ------      ------      ------

Total income (loss) from investment
 operations...................................        1.28             (2.38)       (3.56)      (0.89)       5.08        4.28
                                                    ------            ------       ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income.....................       (0.46)            (0.42)       (0.09)      (0.31)      (0.25)      (0.25)
    Net realized gain.........................      --                 --           (0.36)      (2.32)      (1.95)      (1.96)
                                                    ------            ------       ------      ------      ------      ------

Total dividends and distributions.............       (0.46)            (0.42)       (0.45)      (2.63)      (2.20)      (2.21)
                                                    ------            ------       ------      ------      ------      ------

Net asset value, end of period................       10.55              9.73        12.53       16.54       20.06       17.18
                                                    ======            ======       ======      ======      ======      ======

Total Return+.................................       12.92%(1)        (19.56)%     (21.98)%     (4.85)%     31.08%      28.70%

Ratios to Average Net Assets(3):
Expenses......................................        0.94%(2)          0.90%        0.82%       0.78%       0.81%       0.85%
Net investment income.........................        3.19%(2)          3.16%        2.30%       1.76%       1.50%       1.55%

Supplemental Data:
Net assets, end of period, in thousands.......      $1,557            $1,371       $2,308      $2,750        $166        $117

Portfolio turnover rate.......................          10%(1)            18%          19%         31%         52%         40%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Global Utilities Fund

Semiannual Report
August 31, 2003

[MORGAN STANLEY LOGO]

37873RPT-12361J03-OP-10/03

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e) Not applicable.

(f)

    (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

    (2)      Not applicable.

    (3)      Not applicable.



Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior
Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8  are not applicable


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund
Ronald E. Robison
Principal Executive Officer
October 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003



                                       3